Consolidated Statements of Financial Position - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property, plant and equipment	¥ 93,242	¥ 101,043
Investment properties	118	166
Right-of-use assets	126,875	118,210
Intangible assets	11,713	11,718
Advanced payments on acquisition of aircraft	12,165	17,240
Investments in associates	1,777	1,793
Investments in joint ventures	484	594
Equity investments designed at fair value through other comprehensive income	457	995
Derivative financial instruments	0	37
Deferred tax assets	9,580	5,011
Other non-current assets	4,469	5,345
Non-current assets	260,880	262,152
Current assets
Flight equipment spare parts	1,799	2,054
Trade receivables	974	1,124
Prepayments and other receivables	12,089	11,198
Financial assets at fair value through profit or loss	84	95
Derivative financial instruments	0	362
Restricted bank deposits	12	12
Cash and cash equivalents	12,950	7,651
Assets classified as held for sale	2	2
Current assets	27,910	22,498
Current liabilities
Trade and bills payables	2,454	3,220
Other payables and accruals	18,745	21,619
Contract liabilities	3,287	3,671
Current portion of borrowings	44,999	57,150
Current portion of lease liabilities	16,350	14,073
Income tax payable	55	48
Current portion of provision for lease return costs for aircraft and engines	0	24
Derivative financial instruments	1	3
Current liabilities	85,891	99,808
Net current liabilities	(57,981)	(77,310)
Total assets less current liabilities	202,899	184,842
Non-current liabilities
Borrowings	50,792	30,745
Lease liabilities	82,126	82,178
Provision for lease return costs for aircraft and engines	7,270	6,966
Contract liabilities	899	1,320
Derivative financial instruments	45	138
Post-retirement benefit obligations	2,367	2,373
Other long-term liabilities	2,248	1,955
Deferred tax liabilities	0	13
Non-current liabilities	145,747	125,688
Net assets	57,152	59,154
Equity attributable to equity holder of the Company
- Share capital	18,874	16,379
- Reserves	34,741	39,870
Equity attributable to the equity holders of the Company	53,615	56,249
Non-controlling interests	3,537	2,905
Total equity	¥ 57,152	¥ 59,154